Segment Reporting - Reporting by Geographical Area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Breakdown by location	€ 18,940	€ 19,828	€ 19,025
Breakdown by location of operations	54,095	55,623
Customer with Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	13,839	14,064	13,657
Outside Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	5,101	5,764	5,368
Domestic business unit [member]
Disclosure of operating segments [line items]
Breakdown by location	14,711	15,015	14,635
Breakdown by location of operations	47,795	48,591
Customer outside Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	4,229	4,813	€ 4,390
Breakdown by location of operations	€ 6,300	€ 7,032